Additional paid in capital - Fair Value Method Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Method Stock-Based Compensation [Abstract]
Risk-free interest rate	0.38%	1.84%	2.52%	2.34%
Expected life	4 years 10 months 25 days	5 years	5 years	5 years
Expected dividends	$ 0	$ 0	$ 0	$ 0
Expected volatility	320.00%	306.00%	309.00%	330.00%
Forfeiture rate	$ 0	$ 0	$ 0	$ 0